Deferred Income (Tables)	3 Months Ended
Mar. 31, 2026
Deferred Income
Summary of deferred income

	March 31,	December 31,
	2026	2025
	€1,000	€1,000

Payments from Eli Lilly and Company	19,607	17,552
Payments from Rett Syndrome Research Trust	—	—
Current portion	19,607	17,552

Payments from Eli Lilly and Company	17,307	21,394
Non-current portion	17,307	21,394

Total	36,914	38,946